                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                        Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
		Pioneer Short Term Income Fund
		Schedule of Investments 11/30/16 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		ASSET BACKED SECURITIES - 13.3%
328,247	0.77	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)	$311,345
451,249	0.74	321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)	439,367
143,752		Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)	143,752
55,181	1.13	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	54,998
152,092	1.30	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	151,508
49,519	1.68	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	49,439
42,198	0.95	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	41,854
135,646		Alterna Funding I LLC, 1.639%, 2/15/21 (144A)	132,254
700,000		American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)	710,538
1,050,000		American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)	1,066,365
760,000	1.33	American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)	759,391
665,000	1.89	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	661,341
500,000		AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)	501,782
550,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19	559,623
495,503	0.95	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R6, Floating Rate Note, 7/25/34	490,005
341,760	0.86	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	336,890
4,814	4.33	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	4,810
69,019	1.21	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	68,993
11,971	1.14	AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27	11,924
510,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	515,819
200,000		Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)	206,934
200,000	4.20	Ascentium Equipment Receivables 2016-2 Trust Series 2016-2A, Class D, 9/12/22 (144A)	197,349
251,538	4.06	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33	253,899
210,373	1.31	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, Floating Rate Note, 9/25/34	208,891
16,854	1.30	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	16,809
32,593	0.78	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	31,949
299,996		Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)	285,704
782,989		Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)	748,660
500,000	4.67	Axis Equipment Finance Receivables Iv Llc Series 2016-1A Class D, 3/20/22 (144A)	499,912
600,000	0.92	BA Credit Card Trust, Floating Rate Note, 10/15/21	601,875
500,000	0.87	Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20	500,298
194,092	4.91	Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)	194,494
590,038	1.34	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	588,081
54,299	0.89	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	53,988
7,608	0.86	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	7,564
42,668		BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)	42,641
245,522	1.33	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	244,006
18,835	1.78	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	18,855
112,430	1.07	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	110,423
123,723	1.58	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	122,631
1,015,860		CAM Mortgage Trust 2016-2, 3.25%, 6/15/57 (Step) (144A)	1,009,159
540,000		CarMax Auto Owner Trust 2013-3, 2.15%, 5/15/19	543,001
596,279	0.76	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/26/35	584,715
317,493	1.15	CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33	294,314
168,195		Centerpoint Energy Transition Bond Co. II LLC, 5.17%, 8/1/19	169,979
62,928	1.12	Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33	56,784
164,882		Chase Funding Trust Series 2003-6, 4.277%, 11/27/34 (Step)	168,242
200,000	1.69	Chesapeake Funding II LLC, Floating Rate Note, 3/15/28 (144A)	201,504
314,113	0.95	Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)	314,069
600,000		Citibank Credit Card Issuance Trust, 1.02%, 2/22/19	600,118
500,000	1.67	Citibank Credit Card Issuance Trust, Floating Rate Note, 1/23/20	505,592
200,000	0.96	Citibank Credit Card Issuance Trust, Floating Rate Note, 9/10/20	200,738
91,640	0.78	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)	89,133
47,512	1.55	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	45,916
156,254	1.33	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	155,636
170,000		CNH Equipment Trust 2013-B, 0.99%, 11/15/18	169,905
188,535		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)	188,510
700,000	2.39	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)	697,480
600,000	2.44	Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)	596,869
200,000	3.19	Colony Starwood Homes 2016-1 Trust, Floating Rate Note, 7/17/33 (144A)	203,707
493,490		Conn Funding II LP, 3.37%, 10/15/18 (144A)	494,625
165,928		Conn's Receivables Funding 2016-A LLC, 4.68%, 4/16/18 (144A)	166,310
600,816	2.03	Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32	590,808
79,766		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)	79,833
39,107	4.77	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	39,104
384,528	1.48	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35	381,247
383,908	1.68	Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)	369,899
126,707		CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)	126,695
35,563		CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	35,548
9,424		CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18 (144A)	9,422
181,000	3.77	Cps Auto Receivables Trust 2014-C Series 2014-C, Class C, 8/17/20 (144A)	180,677
300,000		CPS Auto Receivables Trust 2016-C, 2.48%, 9/15/20 (144A)	300,993
1,000,000		Credit Acceptance Auto Loan Trust 2014-2, 2.67%, 9/15/22 (144A)	1,004,461
250,000		Credit Acceptance Auto Loan Trust 2016-2, 4.29%, 11/15/24 (144A)	249,824
77,890	0.80	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)	77,198
499,510		CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)	495,764
750,000		Dell Equipment Finance Trust 2014-1, 2.68%, 6/22/20 (144A)	750,314
196,136		Diamond Resorts Owner Trust 2013-2, 2.62%, 5/20/26 (144A)	195,716
180,084		Diamond Resorts Owner Trust 2014-1, 2.54%, 5/20/27 (144A)	179,086
750,000		Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)	750,324
337,521	2.39	DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)	342,074
300,000	1.41	Drive Auto Receivables Trust 2016-C Series 2016-Ca Class A2, 1/15/19 (144A)	299,996
400,000	3.02	Drive Auto Receivables Trust 2016-C Series 2016-Ca Class C, 11/15/21 (144A)	399,957
415,873	3.73	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	418,913
1,811		DT Auto Owner Trust 2014-1, 2.64%, 10/15/19 (144A)	1,812
100,792	1.49	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	100,395
500,000	3.45	Engs Commercial Finance Trust 2016-1 Series 2016-1A Class B, 3/22/22 (144A)	499,943
400,000		Enterprise Fleet Financing LLC, 1.74%, 2/22/22 (144A)	399,896
131,344	1.33	Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33	130,763
205,114	4.14	Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34	205,748
486,710	4.62	Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34	489,434
158,769	0.88	FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29	155,615
1,486,139	0.83	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36	1,458,620
95,714	2.08	First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32	96,032
292,005	1.88	First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32	286,441
106,424	1.04	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	106,307
300,000		First Investors Auto Owner Trust 2013-3, 2.32%, 10/15/19 (144A)	300,638
700,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)	704,430
255,109		Flagship Credit Auto Trust 2016-3, 1.61%, 12/15/19 (144A)	255,232
390,815		FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)	388,777
100,000		Ford Credit Auto Owner Trust 2013-D, 1.54%, 3/15/19	100,109
553,000	2.73	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	547,636
400,000		Foursight Capital Automobile Receivables Trust 2016-1, 2.87%, 10/15/21 (144A)	401,512
50,073	1.12	Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)	49,936
143,479		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	143,696
136,316		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	134,135
493,251		GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	494,217
609,524		GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)	610,111
207,889		GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)	208,135
500,000		Green Tree Agency Advance Funding Trust I, 4.0575%, 10/15/48 (144A)	497,285
546,549	0.96	GSAA Trust, Floating Rate Note, 6/25/35	515,342
89,272	1.28	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	88,628
51,632	0.89	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	51,527
184,251	1.93	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	178,503
108,694	0.89	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	107,020
96,121	0.89	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	95,045
385,367		Harley-Davidson Motorcycle Trust 2014-1, 1.1%, 9/15/19	385,350
96,321	0.94	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	96,271
500,000	3.89	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/30 (144A)	520,135
359,869		Hilton Grand Vacations Trust 2014-A, 2.07%, 11/25/26 (144A)	356,059
19,188	0.75	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	19,052
19,062	0.69	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	19,040
146,521		Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)	148,518
35,640		Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)	35,775
349,824	2.20	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/17/33 (144A)	351,997
520,000	3.85	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)	524,133
500,000	2.94	Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)	500,460
495,431	1.27	HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34	464,217
34,236	0.78	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	34,026
500,000		Hyundai Auto Receivables Trust 2014-B, 2.1%, 11/15/19	500,124
596,331	1.44	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35	588,634
750,000	2.39	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/30 (144A)	749,999
600,000	2.14	Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/19/31 (144A)	600,000
355,000		Invitation Homes Trust 2014-SFR3 Class D, 3.51%, 12/17/31	356,560
208,947	2.08	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	206,823
131,584	3.58	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	130,838
43,806	5.08	Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28	43,748
428,326	1.24	Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29	421,891
8,611	1.21	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	8,574
96,661	0.74	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	96,521
300,000		Leaf Receivables Funding 11 LLC, 4.89%, 1/15/23 (144A)	298,748
406,484	0.99	Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33	401,064
249,606		Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)	253,583
187,895	0.81	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	187,097
170,697	0.89	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	167,640
110,237	1.16	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	109,973
422,615		MVW Owner Trust 2014-1, 2.7%, 9/22/31 (144A)	421,411
854,113		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)	855,491
270,761		Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)	270,717
500,000		Navitas Equipment Receivables LLC 2015-1, 3.4%, 11/15/18 (144A)	505,193
600,000		Navitas Equipment Receivables LLC 2016-1, 6.57%, 12/15/21 (144A)	593,230
750,000	2.06	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	739,105
500,000	6.06	NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)	489,066
334,713	1.23	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	332,930
81,442	4.42	New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34	81,571
400,000	1.64	Nextgear Floorplan Master Owner Trust Series 2016-2A Class A1, 9/15/21 (144A)	400,121
300,000		NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)	299,624
560,000	2.17	NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34	531,971
801,253	2.24	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	796,105
206,167		NYCTL 2016-A Trust, 1.47%, 11/10/29 (144A)	205,154
500,000		Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)	498,487
500,000		Ocwen Master Advance Receivables Trust, 3.704%, 11/15/47 (144A)	502,010
300,000		OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)	302,370
600,000		Oportun Funding III LLC, 3.69%, 7/8/21 (144A)	600,674
132,372	0.84	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	132,087
130,606		Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	133,548
481,107	3.75	Osat 2016-Npl1 Trust Series 2016-Npl1 Class A1, 7/25/56 (144A)	480,572
431,045	2.24	Oscar US Funding Trust IV, Floating Rate Note, 7/15/20 (144A)	431,108
300,000		Oxford Finance Funding 2014-1 LLC, 3.475%, 12/15/22 (144A)	299,812
632,963	1.71	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34	631,054
174,013	0.95	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	173,034
575,000	1.14	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	574,921
750,000	2.29	PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)	756,038
315,022		PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)	313,042
387,522		Popular ABS Mortgage Pass-Through Trust 2004-4, 4.64202%, 9/25/34 (Step)	367,078
300,000		Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)	301,867
693,465		Pretium Mortgage Credit Partners I 2016-NPL1, 4.375%, 2/27/31 (Step) (144A)	699,889
340,499		Pretium Mortgage Credit Partners I 2016-NPL4 LLC, 4.0%, 7/25/31 (Step) (144A)	340,320
350,000		Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)	349,718
300,000	3.04	Progress Residential 2016-SFR1 Trust, Floating Rate Note, 9/17/33 (144A)	303,359
685,283		PRPM 2015-1 LLC, 4.0%, 9/27/21 (Step) (144A)	682,770
126,627		Purchasing Power Funding 2015-A LLC, 3.5%, 12/15/19 (144A)	126,469
457,685	1.24	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	449,087
73,529	1.53	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	73,193
174,609	0.83	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	173,126
92,790	5.06	RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33	91,574
80,903	1.46	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	80,925
262,531		RBSHD 2013-1 Trust, 7.6853%, 10/25/47 (Step) (144A)	262,583
61,238	2.78	RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42	60,628
187,587	1.36	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	183,967
153,753	1.05	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	152,594
95,472	0.76	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	95,352
308,649		Sierra Auto Receivables Securitization Trust 2016-1, 2.85%, 1/18/22 (144A)	310,982
203,402		Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)	202,052
76,652		Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)	76,567
63,766		Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25 (144A)	63,769
143,472		Sierra Timeshare 2013-2 Receivables Funding LLC, 4.75%, 11/20/25 (144A)	140,407
750,000	2.59	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	748,980
400,000		Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)	401,708
218,821		Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)	218,828
450,000		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	450,506
186,884	1.69	SoFi Professional Loan Program 2016-C LLC, Floating Rate Note, 10/25/36 (144A)	188,312
103,418	0.79	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	102,264
774,547	0.88	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	766,003
397,960		Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)	398,218
500,000	3.41	Sps Seriesvicer Advance Receivables Trust Ad Series 2015-T3 Class Bt3, 7/15/47 (144A)	498,716
300,000	3.10	Sps Seriesvicer Advance Receivables Trust Series 2016-T2 Class BT2, 11/15/49 (144A)	299,992
322,422		STORE Master Funding LLC, 5.77%, 8/20/42 (144A)	335,464
258,336	1.25	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	257,719
219,309		Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)	219,309
454,194		SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)	447,266
687,893	1.84	SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)	688,103
144,758		TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	143,114
433,062		Tax Ease Funding LLC Series 16-1A, 3.13%, 6/15/28	431,170
14,214	1.26	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	14,207
68,793		Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)	69,828
211,487		Tidewater Auto Receivables Trust 2016-A, 2.3%, 9/15/19 (144A)	211,533
250,000	1.79	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	249,888
700,000	1.48	Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)	698,151
500,000		United Auto Credit Securitization Trust 2016-1, 3.55%, 8/15/19 (144A)	504,538
400,000		United Auto Credit Securitization Trust 2016-2, 2.2%, 5/10/19 (144A)	399,425
93,747		VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)	94,201
467,940		VOLT XLVII LLC, 3.75%, 6/25/46 (Step) (144A)	468,585
774,444		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)	773,567
383,304		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	384,509
895,973		VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)	901,712
781,386		VOLT XXXV, 3.5%, 9/25/46 (Step) (144A)	780,771
408,158		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	409,599
241,774		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	241,619
754,888		VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)	757,255
61,768		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	61,942
600,000		Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)	607,170
			$77,223,784
		TOTAL ASSET BACKED SECURITIES
		(Cost $77,158,463)	$77,223,784

		COLLATERALIZED MORTGAGE OBLIGATIONS - 30.7%
7,220		A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)	$7,218
210,014		A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)	208,872
30,585		A10 Term Asset Financing 2014-1 LLC, 1.72%, 4/15/33 (144A)	30,549
187,334	1.14	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	183,482
51,303	1.04	Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18	46,333
200,722	1.16	Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34	199,011
462,260	2.80	Amsr 2016-Sfr1 Trust Series 2016-Sfr1 Class C, 11/17/33 (144A)	463,328
880,867	2.29	Arbor Realty Collateralized Loan Obligation 2014-1, Ltd., Floating Rate Note, 5/15/24 (144A)	880,935
500,000	2.29	Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)	490,917
300,000	2.24	Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd., Floating Rate Note, 9/15/26 (144A)	298,722
800,000	2.74	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	801,995
580,000	1.64	BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)	579,483
930,000	3.14	BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)	918,852
775,000	3.07	BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)	710,340
800,000	2.54	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)	792,776
1,100,000	3.52	BAMLL Commercial Mortgage Securities Trust 2016-ASHF, Floating Rate Note, 3/15/28 (144A)	1,115,606
800,000	2.11	BAMLL Re-REMIC Trust 2014-FRR5, Floating Rate Note, 3/29/45 (144A)	784,250
150,757	4.08	BAMLL Re-REMIC Trust 2014-FRR6, Floating Rate Note, 8/28/46 (144A)	149,312
490,097	2.78	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	489,616
500,000	5.79	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	499,231
750,000	5.73	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	751,937
598,282	6.39	Banc of America Commercial Mortgage Trust 2008-1, Floating Rate Note, 2/10/51	615,787
238,836	1.18	Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35	232,162
303,178	3.26	Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34	303,345
1,498,980		Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)	2
750,000	2.54	BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)	739,254
204,501	3.41	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	205,877
196,605	1.42	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	191,581
626,342	1.28	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	606,406
223,062	1.42	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	210,606
688,056	1.42	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	650,793
76,769	1.32	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	75,034
798,058	1.18	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	784,271
139,960	1.08	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35	136,839
169,912	3.02	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	169,019
59,178	3.31	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	57,232
493,052	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	492,366
14,202	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	14,196
313,530		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15 REMICS, 5.331%, 2/11/44	314,352
1,257,300	5.90	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 REMICS, Floating Rate Note, 6/11/40	1,270,312
71,391	3.06	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	72,221
900,000	2.48	BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)	898,168
1,610,000	1.89	BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)	1,599,581
800,000	3.39	BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)	792,972
1,072,200	5.89	CD 2007-CD5 Mortgage Trust REMICS, Floating Rate Note, 11/15/44	1,092,526
1,340,000	3.04	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	1,326,539
150,944		Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)	152,582
500,000	1.58	Cent CDO 14, Ltd., Floating Rate Note, 4/15/21 (144A)	463,932
971,571		Cent CLO, 2.52%, 8/1/24 (144A)	974,370
800,000	2.69	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	784,490
765,000	5.14	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	744,872
310,000	1.74	CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)	308,520
76,586	1.49	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)	76,538
752,077	2.19	CGGS Commercial Mortgage Trust 2016-RND, Floating Rate Note, 2/15/33 (144A)	754,929
189,877	2.44	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	189,830
500,000	3.64	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	498,783
100,490	2.94	CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34	96,649
45,203		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	46,428
81,503		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	81,920
399,172	6.25	Citigroup Commercial Mortgage Trust 2008-C7, Floating Rate Note, 12/10/49	408,768
300,000	3.84	Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)	296,406
1,500,000	2.64	Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)	1,471,868
195,920		Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)	199,205
20,233		Citigroup Mortgage Loan Trust, Inc., 7.0%, 10/25/19	20,123
159,910	2.86	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 2/25/35	118,369
12,199	1.84	Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18	12,234
400,000		Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)	405,594
266,621	2.48	Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)	265,288
400,000	2.29	Colony Starwood Homes 2016-2 Trust Series 2016-2A Class B, 12/17/33 (144A)	400,303
349,155	2.49	COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A)	349,570
1,410,000	2.69	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	1,398,051
400,000	1.34	COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)	398,744
820,000	2.13	COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)	802,613
1,850,000	2.14	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	1,848,142
500,000	3.19	Cosmopolitan Hotel Trust 2016-Cosmo Series 2016-Csmo Class C 11/15/33 (144A)	501,566
282,693		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	282,399
786,731	5.88	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Floating Rate Note, 6/15/39	791,463
845,813	6.13	Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39	860,273
700,000	6.13	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39	714,411
551,881	5.54	Credit Suisse Commercial Mortgage Trust Seriesies 2006-C4 Series 2006-C4 Class AJ, 9/16/39	553,622
145,640		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	130,776
24,291		Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33	24,557
229,336		Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32	243,410
24,934		CSFB Mortgage-Backed Trust Series 2004-7, 5.25%, 10/25/19	25,143
400,000	2.79	CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)	391,755
978,477	2.50	CSMC Series 2013-14R REMICS, Floating Rate Note, 10/27/37 (144A)	975,419
1,105,579	3.00	CSMC Trust 2012-CIM2, Floating Rate Note, 6/25/42 (144A)	1,079,581
1,091,460	3.00	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)	1,090,980
900,000	2.39	CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)	899,999
750,000	3.39	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)	744,363
540,000	2.14	EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)	533,240
1,020,000	1.74	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	1,011,061
424,057	2.53	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	427,983
459,822	1.48	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24	460,841
611,967	1.73	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24	613,360
476,454	2.68	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/28	481,519
176,007	2.65	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/26/45	183,427
471,995	0.79	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	472,880
185,563		Fannie Mae, 2.5%, 1/25/30	188,009
139,985		Fannie Mae, 2.5%, 3/25/24	140,905
278,603		Fannie Mae, 2.5%, 6/25/24	282,034
253,451		Fannie Mae, 2.75%, 3/25/21	258,934
296,988		Fannie Mae, 3.0%, 1/25/29	300,094
297,938		Fannie Mae, 3.0%, 11/25/18	301,422
1,730,575		Fannie Mae, 3.0%, 6/25/22	1,763,521
72,047		Fannie Mae, 3.5%, 10/25/23	72,405
149,967		Fannie Mae, 3.5%, 6/25/21	153,323
426,563		Fannie Mae, 3.5%, 8/25/25	434,836
217,864		Fannie Mae, 4.0%, 10/25/24	223,514
731,261		Fannie Mae, 4.25%, 3/25/25	751,996
107,529		Fannie Mae, 4.5%, 9/25/35	108,557
701,347		Fannie Mae, 5.0%, 3/25/24	733,779
1,532,770	0.98	Fannie Mae, Floating Rate Note, 11/25/32	1,532,548
150,448		Federal Home Loan Banks, 2.9%, 4/20/17	151,603
25,612		Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18	25,968
43,505	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	43,408
591,303	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	588,577
21,954	0.73	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	22,001
162,722	1.11	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	163,897
132,599	0.88	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	132,387
63,346	0.88	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	63,223
300,758	0.91	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37	300,109
58,613	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	58,827
85,095	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	85,479
238,596	0.85	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35	237,819
197,466	1.23	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	198,382
138,056	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	138,176
154,103	1.53	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32	156,543
169,248	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	169,399
128,057	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	127,511
82,083	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	82,353
194,063	1.03	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41	193,226
128,879	1.08	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42	130,076
111,405	1.53	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	114,128
187,384	1.53	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	193,006
204,251	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38	204,858
367,954	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	369,407
163,466	1.08	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27	165,670
164,197	1.03	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28	164,892
81,667	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	81,489
232,891	0.95	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41	232,876
86,567	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	86,324
61,460	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	61,394
78,245	0.95	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	78,232
190,391	0.96	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41	190,517
101,513	0.93	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	101,973
155,326	1.03	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	155,810
33,308	1.13	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18	33,438
167,727	0.78	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25	168,010
78,195	0.73	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	78,216
58,420	0.78	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	58,139
139,433	0.78	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	138,487
144,856	0.83	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	145,200
61,484	0.98	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33	61,484
271,163		Federal Home Loan Mortgage Corp., 2.75%, 11/15/25	275,851
237,153		Federal Home Loan Mortgage Corp., 3.0%, 1/15/30	243,517
502,184		Federal Home Loan Mortgage Corp., 3.0%, 12/15/24	507,572
7,951		Federal Home Loan Mortgage Corp., 3.0%, 6/15/38	7,952
63,001		Federal Home Loan Mortgage Corp., 3.5%, 8/15/28	64,411
118,301		Federal Home Loan Mortgage Corp., 4.0%, 1/15/34	120,391
1,072,362	1.03	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33	1,076,866
138,239	0.78	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	137,563
53,242	0.85	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36	53,062
228,915	0.98	Federal Home Loan Mortgage Corp., Floating Rate Note, 2/17/32	230,903
236,437	0.88	Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/30	237,224
245,360	1.10	Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32	246,472
745,520	0.84	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33	742,749
402,145	0.88	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36	401,245
24,878	0.68	Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/19	24,830
228,321	1.03	Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/28	230,854
395,352	1.03	Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/31	397,289
73,945	0.83	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/19	73,822
707,196	3.72	Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43	732,742
78,583		Federal National Mortgage Association REMICS, 1.5%, 11/25/20	78,548
162,306		Federal National Mortgage Association REMICS, 1.75%, 12/25/22	161,971
293,179		Federal National Mortgage Association REMICS, 3.0%, 1/25/21	297,935
75,693		Federal National Mortgage Association REMICS, 3.0%, 4/25/40	77,147
153,208		Federal National Mortgage Association REMICS, 3.5%, 10/25/39	156,209
70,246		Federal National Mortgage Association REMICS, 6.0%, 6/25/29	79,957
45,960	1.19	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	46,699
59,773	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	59,898
119,943	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	119,350
265,737	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	265,374
114,139	1.75	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	116,320
200,110	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	199,837
296,435	1.54	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	303,418
207,647	0.89	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	207,321
263,990	1.23	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39	266,623
199,457	0.94	Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32	199,637
402,125	1.53	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	406,634
89,657	1.43	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	90,890
453,272	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	455,411
92,455	1.15	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	92,743
148,667	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	149,821
140,446	0.84	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	139,972
98,551	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	97,860
127,642	0.73	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	126,556
21,992	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	22,026
107,829	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	109,031
221,658	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	221,732
133,660	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	133,736
107,804	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35	108,215
834,256	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	829,936
159,081	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	157,970
128,161	0.89	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	128,791
82,771	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	82,248
171,361	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	170,171
626,740	0.75	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45	610,189
408,267	1.43	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	414,223
402,315	1.53	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	414,654
45,779	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34	45,818
203,749	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36	202,501
443,652	1.04	Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32	445,521
66,717	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	66,840
68,662	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	68,438
103,313	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	102,503
170,243	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	171,484
142,206	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	142,356
167,373	0.77	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	166,173
61,944	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	61,507
188,481	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	187,151
49,840	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38	50,087
75,565	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	75,602
114,584	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	114,095
283,946	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	282,786
231,063	1.43	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38	235,477
441,421	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40	443,795
331,251	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	331,993
105,145	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	104,823
70,820	1.10	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	70,966
198,035	1.10	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	200,366
215,146	1.11	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	217,850
52,860	1.10	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	53,432
52,860	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39	53,206
183,614		Federal National Mortgage Association, 1.233%, 3/25/18	183,089
73,793		Federal National Mortgage Association, 2.5%, 4/25/36	74,522
144,587		Federal National Mortgage Association, 2.75%, 6/25/20	145,914
149,348		Federal National Mortgage Association, 3.0%, 6/25/39	150,729
30,736		Federal National Mortgage Association, 3.5%, 7/25/24	30,808
233,858	0.89	Federal National Mortgage Association, Floating Rate Note, 10/18/32	235,634
332,748	0.83	Federal National Mortgage Association, Floating Rate Note, 11/25/27	334,544
242,548	1.38	Federal National Mortgage Association, Floating Rate Note, 2/25/23	247,079
60,260	0.83	Federal National Mortgage Association, Floating Rate Note, 3/25/18	60,209
273,570	0.88	Federal National Mortgage Association, Floating Rate Note, 3/25/36	273,208
616,274	1.03	Federal National Mortgage Association, Floating Rate Note, 4/25/33	618,759
169,188	3.00	Federal National Mortgage Association, Floating Rate Note, 4/25/35	183,312
386,402	1.03	Federal National Mortgage Association, Floating Rate Note, 6/25/32	390,883
504,650	0.93	Federal National Mortgage Association, Floating Rate Note, 6/25/36	504,439
241,558	0.83	Federal National Mortgage Association, Floating Rate Note, 8/25/35	240,681
64,379	1.53	Federal National Mortgage Association, Floating Rate Note, 9/25/22	64,723
53,523	2.77	First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34	52,698
1,124,466	2.06	FORT CRE 2016-1 LLC, Floating Rate Note, 5/21/36 (144A)	1,124,354
1,105,719	3.50	Freddie Mac Remics Series 3753 Class AS, 11/15/25	1,159,496
521,253	1.48	Freddie Mac REMICS, Floating Rate Note, 2/15/32	535,800
75,786	0.88	Freddie Mac Strips, Floating Rate Note, 12/15/36	75,530
185,069	0.83	Freddie Mac Strips, Floating Rate Note, 8/15/36	184,249
222,214	1.98	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	222,775
118,420	1.53	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24	118,526
700,000	3.43	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28	719,677
569,098		Freddie Mac, 1.4%, 7/15/23	559,251
160,898		Freddie Mac, 2.0%, 11/15/20	162,413
1,184,211		Freddie Mac, 2.0%, 2/15/25	1,199,561
167,637		Freddie Mac, 2.0%, 8/15/20	168,911
154,490		Freddie Mac, 2.0%, 8/15/20	155,734
401,434		Freddie Mac, 2.0%, 9/15/25	404,490
927,053		Freddie Mac, 2.5%, 5/15/25	946,751
495,456		Freddie Mac, 3.0%, 2/15/24	502,279
348,247		Freddie Mac, 3.0%, 2/15/25	352,172
146,719		Freddie Mac, 3.0%, 4/15/24	147,783
443,387		Freddie Mac, 3.0%, 5/15/29	452,191
929,597		Freddie Mac, 3.0%, 8/15/25	948,037
513,920		Freddie Mac, 3.5%, 10/15/28	520,867
135,038		Freddie Mac, 3.5%, 11/15/28	138,481
340,438		Freddie Mac, 3.5%, 2/15/25	346,002
330,244		Freddie Mac, 3.5%, 6/15/24	336,391
91,942		Freddie Mac, 4.0%, 5/15/37	92,731
85,694		Freddie Mac, 4.5%, 11/15/24	86,265
338,575		Freddie Mac, 4.5%, 2/15/20	350,145
179,047		Freddie Mac, 4.5%, 3/15/19	183,068
526,218	0.93	Freddie Mac, Floating Rate Note, 9/15/31	525,400
1,000,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	1,038,252
500,000	3.08	FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)	500,831
930,929	2.86	FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)	937,847
960,489	4.53	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	961,017
900,207	3.10	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)	897,065
974,783	2.34	FREMF Mortgage Trust 2015-KLSF REMICS, Floating Rate Note, 11/25/22 (144A)	981,717
465,693	1.84	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/16 (144A)	467,290
750,000	2.09	Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)	721,555
149,460		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	146,279
482,390	0.86	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	454,290
191,383	3.36	GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34	189,944
1,623,365		Government National Mortgage Association REMICS, 2.0%, 1/16/46	1,621,182
1,077,068		Government National Mortgage Association REMICS, 4.0%, 9/20/37	1,102,083
283,069	4.50	Government National Mortgage Association Series 2010-33 Class L, 2/20/38	292,828
369,425		Government National Mortgage Association, 2.0%, 3/16/23	370,875
38,783		Government National Mortgage Association, 3.0%, 12/20/38	39,269
161,927		Government National Mortgage Association, 3.0%, 4/20/41	166,091
314,622		Government National Mortgage Association, 3.5%, 5/20/39	322,500
99,689		Government National Mortgage Association, 3.5%, 8/20/38	100,572
155,580		Government National Mortgage Association, 4.5%, 11/20/37	157,283
34,198		Government National Mortgage Association, 5.0%, 4/20/36	35,111
185,422	0.78	Government National Mortgage Association, Floating Rate Note, 1/16/35	184,539
471,152	1.08	Government National Mortgage Association, Floating Rate Note, 1/16/40	474,419
620,266	1.08	Government National Mortgage Association, Floating Rate Note, 12/16/26	628,987
183,198	0.78	Government National Mortgage Association, Floating Rate Note, 2/20/35	182,336
131,342	1.03	Government National Mortgage Association, Floating Rate Note, 2/20/38	131,901
192,434	0.83	Government National Mortgage Association, Floating Rate Note, 4/16/31	192,956
103,815	1.03	Government National Mortgage Association, Floating Rate Note, 4/16/32	104,675
484,821	1.08	Government National Mortgage Association, Floating Rate Note, 4/16/32	490,973
516,736	0.83	Government National Mortgage Association, Floating Rate Note, 5/16/33	518,047
566,100	0.93	Government National Mortgage Association, Floating Rate Note, 6/16/32	570,474
331,606	0.83	Government National Mortgage Association, Floating Rate Note, 8/20/40	327,666
1,000,000	1.84	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27 (144A)	1,000,099
1,000,000	3.79	GS Mortgage Securities Corp Trust 2016-ICE2, Floating Rate Note, 2/15/33 (144A)	1,010,479
400,000	6.29	GS Mortgage Securities Corp. Trust 2016-Ice2 Series 2016-Ice2 Class D, 2/15/33 (144A)	413,243
857,908	5.99	GS Mortgage Securities Trust 2007-GG10 REMICS, Floating Rate Note, 8/10/45	865,684
495,000	2.28	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	490,443
217,489	1.31	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	211,291
250,000	3.08	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	253,666
1,488,704	0.83	Homebanc Mortgage Trust 2005-3 Series 2005-3 Class A1, 7/25/35	1,426,108
189,803	0.85	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35	174,884
487,119	0.91	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35	451,138
265,377	1.68	Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34	259,895
1,239,910	1.22	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	1,180,662
159,423	1.28	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	156,282
118,588	1.48	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	117,042
467,631	1.15	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	445,188
60,833	3.21	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	58,418
619,389	1.18	Impac CMB Trust Series 2005-4, Floating Rate Note, 5/25/35	492,348
80,053	3.29	IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34	76,426
250,000	3.80	Invitation Homes 2014-Sfr1 Trust Series 2014-Sfr1 Class E, 6/17/31 (144A)	252,693
950,000	2.96	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP, Floating Rate Note, 8/15/33 (144A)	949,278
1,000,000	2.11	JP Morgan Chase Commercial Mortgage Secur Series 2016-Ash Class A, 10/15/34 (144A)	998,750
216,768	1.79	JP Morgan Chase Commercial Mortgage Securities Series 2015-Fl7 Class A, 5/15/28 (144A)	215,882
500,000	2.63	JP Morgan Chase Commercial Mortgage Securities Series 2016-Wpt Class B, 10/15/33 (144A)	501,252
69,170	4.84	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)	69,015
78,304	0.69	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	77,836
231,129		JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47	231,215
576,244	5.79	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20, Floating Rate Note, 2/12/51	586,432
871,985	5.88	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	886,583
869,476		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	883,633
632,030	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	639,363
1,670,000	1.79	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)	1,652,063
700,000	2.49	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	693,593
270,000	2.74	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	268,293
144,152	2.29	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)	144,004
650,000	2.64	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	640,390
490,000	1.89	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)	491,651
948,324	1.94	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)	946,043
900,000	1.46	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	898,357
650,000	2.24	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	645,125
1,100,000	2.14	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)	1,099,994
850,000	2.34	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)	845,167
500,000	3.29	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	502,213
77,483		JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34	79,434
361,658	2.79	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	353,218
1,139,406	1.08	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	1,079,538
472,254	4.00	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)	460,448
13,926		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	13,922
283,213	5.86	LB-UBS Commercial Mortgage Trust 2007-C6, Floating Rate Note, 7/15/40	285,542
767,677	5.87	LB-UBS Commercial Mortgage Trust 2007-C7 REMICS, Floating Rate Note, 9/15/45	788,742
191,400	2.14	LCM X LP, Floating Rate Note, 4/15/22 (144A)	191,400
65,752	1.48	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	64,930
104,197	1.58	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	102,921
138,088	0.75	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	131,564
143,222	0.76	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	137,083
1,384,708	2.89	LSTAR Securities Investment Ltd 2016-4 Series 2016-4 Class A1, 10/1/21 (144A)	1,366,578
1,500,000	2.53	LSTAR Securities Investment Ltd 2016-6 Series 2016-6 Class A, 11/1/21 (144A)	1,478,221
1,506,367	2.53	LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/2/20 (144A)	1,504,295
1,550,000	2.55	LSTAR Securities Investment Trust 2016-5 Series 2016-5 Class A1, 11/1/21 (144A)	1,532,796
582,515	2.53	LSTAR Securities Investment, Ltd. 2015-4, Floating Rate Note, 4/1/20 (144A)	575,233
787,753	2.53	LSTAR Securities Investment, Ltd. 2015-7, Floating Rate Note, 7/1/17 (144A)	781,845
471,937	2.53	LSTAR Securities Investment, Ltd. 2015-8, Floating Rate Note, 8/3/20 (144A)	470,794
684,617	2.53	LSTAR Securities Investment, Ltd. 2016-1, Floating Rate Note, 1/1/21 (144A)	671,895
1,270,748	2.53	LSTAR Securities Investment, Ltd. 2016-3, Floating Rate Note, 9/1/21 (144A)	1,255,261
146,043	0.94	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	144,414
22,896	0.93	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	22,206
467,822	1.32	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	442,667
202,353	2.05	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	188,955
416,336	1.24	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	394,787
450,821	1.63	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	443,177
301,403	1.20	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	287,101
136,876	1.22	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	130,571
31,135	2.60	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	30,782
276,774	1.22	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	271,092
407,567	1.14	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	377,334
442,351	1.97	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	425,959
469,531	1.14	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	441,550
153,537	1.53	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	147,763
301,421	1.04	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	291,390
213,155	5.52	Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37	208,005
935,033	6.02	Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50	944,795
152,998	5.80	ML-CFC Commercial Mortgage Trust 2006-2, Floating Rate Note, 6/12/46 (144A)	152,662
287,900	5.52	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	287,602
21,252	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	21,238
419,788		Morgan Stanley Capital I Trust 2006-IQ12, 5.37%, 12/15/43	419,630
569,137		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	582,136
700,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	699,664
937,824	5.82	Morgan Stanley Capital I Trust 2007-TOP27 REMICS, Floating Rate Note, 6/11/42	951,040
1,027,992	6.48	Morgan Stanley Capital I Trust 2008-TOP29 REMICS, Floating Rate Note, 1/11/43	1,068,577
500,000	2.74	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	498,374
600,000	3.29	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/17/26 (144A)	600,000
604,473	1.12	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	599,119
322,368	0.86	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	315,319
69,245	0.85	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	69,052
620,494	1.36	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	604,262
234,657	1.02	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21	234,153
241,905	0.68	Nomura Resecuritization Trust 2014-1R, Floating Rate Note, 10/26/36 (144A)	236,672
905,812	0.97	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35	856,994
3,403		ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)	3,403
500,000	2.98	Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)	500,236
188,000	1.99	PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)	187,770
902,180		Pretium Mortgage Credit Partners I 2016-NPL5 LLC, 3.875%, 9/27/31 (Step) (144A)	901,090
400,000	0.00	Progress Residential 2016-Sfr2 Trust Series 2016-Sfr2 Class B, 1/17/34 (144A)	399,954
310,704		RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32	312,243
221,523	1.78	RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)	219,756
36,898	1.08	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	36,650
11,428		RALI Series 2003-QS14 Trust, 5.0%, 7/25/18	11,461
17,279		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	17,266
43,112	1.13	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	43,025
547,401	0.88	RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35	522,652
1,666	6.61	RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18	1,662
927,387	1.99	RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35	800,327
272,487	1.55	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	271,430
1,001,555	0.93	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	916,569
746,026	1.60	Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)	740,440
29,577		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)	29,520
295,636		RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)	295,673
147,630		Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)	147,467
136,828	2.33	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	137,641
216,506	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	208,167
106,439	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	103,867
1,539,742	2.07	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42	1,441,703
158,463		SilverLeaf Finance XVII LLC, 2.68%, 3/15/26 (144A)	156,918
217,500	2.53	Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)	218,571
110,782	3.40	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	110,144
480,988	3.18	Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45	387,641
46,666	1.08	Structured Asset Mortgage Investments II Trust 2005-F1 REMICS, Floating Rate Note, 8/26/35	46,413
262,467	1.46	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	257,208
25,337		Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)	25,697
630,564	2.88	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	617,447
57,024	1.08	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	56,854
77,094	2.03	Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44	75,559
144,434	2.42	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	142,255
308,970	2.53	Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)	313,025
591,331	3.02	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)	593,327
306,172	2.98	Velocity Commercial Capital Loan Trust 2016-1, Floating Rate Note, 4/25/46 (144A)	306,702
19,045	5.66	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	19,020
267,030	6.17	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 REMICS, Floating Rate Note, 2/15/51	268,768
456,979	1.95	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42	438,874
73,631	3.45	Wedgewood Real Estate Trust 2016-1, Floating Rate Note, 7/15/46 (144A)	73,639
335,382		Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)	336,709
1,250,000	2.39	Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)	1,249,183
800,000	4.04	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	773,408
94,706	1.13	Wells Fargo Mortgage Backed Securities 2005-4 Trust, Floating Rate Note, 4/25/35	93,126
50,656	1.10	Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)	50,584
			$178,414,166
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $179,666,907)	$178,414,166

		CORPORATE BONDS - 37.1%
		Energy - 3.3%
		Oil & Gas Equipment & Services - 0.4%
580,000		Halliburton Co., 6.15%, 9/15/19	$639,318
775,000		National Oilwell Varco, Inc., 1.35%, 12/1/17	772,241
550,000		Schlumberger Holdings Corp., 1.9%, 12/21/17 (144A)	551,854
585,000		Schlumberger Holdings Corp., Floating Rate Note, 12/21/18 (144A)	590,546
			$2,553,959
		Integrated Oil & Gas - 1.0%
600,000	1.33	Chevron Corp., Floating Rate Note, 11/16/18	$602,517
600,000	1.32	Chevron Corp., Floating Rate Note, 5/16/18	602,515
585,000		CNOOC Finance 2014 Ulc, Floating Rate Note, 4/30/17	584,510
1,000,000		ConocoPhillips Co., 1.05%, 12/15/17	994,064
1,000,000	1.43	Exxon Mobil Corp., Floating Rate Note, 2/28/18	1,006,947
585,000	1.46	Shell International Finance BV, Floating Rate Note, 11/10/18	589,069
500,000	1.20	Shell International Finance BV, Floating Rate Note, 9/12/19	500,975
600,000		Statoil ASA, 3.125%, 8/17/17	607,693
			$5,488,290
		Oil & Gas Exploration & Production - 0.4%
600,000		Canadian Natural Resources, Ltd., 1.75%, 1/15/18	$597,611
570,000		Canadian Natural Resources, Ltd., 5.7%, 5/15/17	580,210
800,000		WPX Energy, Inc., 7.5%, 8/1/20	844,000
			$2,021,821
		Oil & Gas Refining & Marketing - 0.2%
500,000		GS Caltex Corp., 3.25%, 10/1/18 (144A)	$508,766
750,000		Phillips 66, 2.95%, 5/1/17	755,364
			$1,264,130
		Oil & Gas Storage & Transportation - 1.3%
700,000		Boardwalk Pipelines LP, 5.5%, 2/1/17	$704,113
500,000		Buckeye Partners LP, 6.05%, 1/15/18	521,347
1,150,000		Energy Transfer Partners LP, 2.5%, 6/15/18	1,151,385
750,000		Enterprise Products Operating LLC, 1.65%, 5/7/18	746,615
500,000		Enterprise Products Operating LLC, 2.55%, 10/15/19	504,691
700,000		Kinder Morgan, Inc. Delaware, 2.0%, 12/1/17	701,117
750,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	786,304
500,000		Tennessee Gas Pipeline Co LLC, 7.5%, 4/1/17	508,160
500,000		TransCanada Pipelines Co., Variable Rate Note, 1/12/18	502,112
495,000		TransCanada PipeLines, Ltd., 1.625%, 11/9/17	495,400
875,000		TransCanada PipeLines, Ltd., 1.875%, 1/12/18	875,096
			$7,496,340
		Total Energy	$18,824,540
		Materials - 0.2%
		Fertilizers & Agricultural Chemicals - 0.2%
1,000,000		Monsanto Co., 1.15%, 6/30/17	$996,281
		Total Materials	$996,281
		Capital Goods - 1.5%
		Aerospace & Defense - 0.6%
586,000		L-3 Communications Corp., 1.5%, 5/28/17	$586,729
500,000		Precision Castparts Corp., 1.25%, 1/15/18	498,938
1,050,000		The Boeing Co., 0.95%, 5/15/18	1,044,838
575,000		United Technologies Corp., 1.50%, 11/1/19	570,464
500,000		United Technologies Corp., 1.778%, 5/4/18 (Step)	499,898
580,000		United Technologies Corp., 1.8%, 6/1/17	581,862
			$3,782,729
		Building Products - 0.1%
700,000		Johnson Controls, Inc., 1.4%, 11/2/17	$699,548
		Industrial Conglomerates - 0.1%
575,000		Honeywell International, Inc., 1.40%, 10/30/19	$570,637
		Construction & Farm Machinery & Heavy Trucks - 0.1%
750,000		John Deere Capital Corp., 1.05%, 12/15/16	$750,090
		Industrial Machinery - 0.1%
360,000		Stanley Black & Decker, Inc., 1.62%, 11/17/18	$358,160
		Trading Companies & Distributors - 0.5%
1,100,000		Aircastle, Ltd., 6.75%, 4/15/17	$1,116,720
750,000		Aviation Capital Group Corp., 2.875%, 9/17/18 (144A)	761,250
750,000		GATX Corp., 1.25%, 3/4/17	750,018
			$2,627,988
		Total Capital Goods	$8,789,152
		Transportation - 0.2%
		Railroads - 0.2%
535,000		Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$563,850
500,000		TTX Co., 2.25%, 2/1/19 (144A)	500,240
			$1,064,090
		Total Transportation	$1,064,090
		Automobiles & Components - 2.1%
		Automobile Manufacturers - 2.1%
575,000		Daimler Finance NA LLC, 1.75%, 10/30/19 (144A)	$567,706
750,000	1.20	Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)	750,496
617,000	1.23	Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)	617,741
700,000		Ford Motor Credit Co. LLC, 1.724%, 12/6/17	699,188
250,000		Ford Motor Credit Co. LLC, 2.375%, 1/16/18	251,105
1,000,000		Ford Motor Credit Co. LLC, 2.875%, 10/1/18	1,010,775
500,000	1.26	Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17	500,378
750,000	1.18	Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17	749,831
1,000,000		Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)	1,014,549
500,000	1.23	Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)	500,514
575,000	1.38	Nissan Motor Acceptance Corp., Floating Rate Note, 9/13/19 (144A)	574,096
1,455,000		Toyota Motor Credit Corp., 1.125%, 5/16/17	1,455,617
600,000		Toyota Motor Credit Corp., 1.25%, 10/5/17	600,296
575,000		Toyota Motor Credit Corp., 1.55%, 10/18/19	568,897
300,000		Toyota Motor Credit Corp., 1.75%, 5/22/17	301,052
877,000		Toyota Motor Credit Corp., Floating Rate Note, 1/17/19	877,731
600,000	1.63	Toyota Motor Credit Corp., Floating Rate Note, 2/19/19	605,858
500,000		Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)	498,354
			$12,144,184
		Total Automobiles & Components	$12,144,184
		Consumer Durables & Apparel - 0.1%
		Homebuilding - 0.1%
650,000		DR Horton, Inc., 4.0%, 2/15/20	$670,312
		Total Consumer Durables & Apparel	$670,312
		Consumer Services - 0.1%
		Restaurants - 0.1%
605,000		Starbucks Corp., 0.875%, 12/5/16	$605,000
		Total Consumer Services	$605,000
		Media - 0.2%
		Broadcasting - 0.2%
575,000		NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (144A)	$577,187
580,000	1.56	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)	584,001
			$1,161,188
		Total Media	$1,161,188
		Retailing - 0.3%
		Home Improvement Retail - 0.1%
750,000	1.02	The Home Depot, Inc., Floating Rate Note, 9/15/17	$752,185
		Automotive Retail - 0.2%
625,000		AutoZone, Inc., 1.625%, 4/21/19	$619,362
500,000		Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (144A)	497,030
			$1,116,392
		Total Retailing	$1,868,577
		Food & Staples Retailing - 0.2%
		Food Retail - 0.1%
380,000		The Kroger Co., 1.5%, 9/30/19	$373,892
		Hypermarkets & Super Centers - 0.1%
740,000		Costco Wholesale Corp., 1.125%, 12/15/17	$740,403
		Total Food & Staples Retailing	$1,114,295
		Food, Beverage & Tobacco - 0.9%
		Brewers - 0.3%
500,000	1.08	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17	$500,144
800,000	2.14	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21	821,079
585,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	585,362
			$1,906,585
		Packaged Foods & Meats - 0.6%
575,000		Danone SA, 1.69%, 10/30/19 (144A)	$568,543
580,000		Kraft Heinz Foods Co., 2.00%, 7/2/18	581,164
575,000		Mondelez International Holdings NA, 1.63%, 10/28/19 (144A)	565,633
585,000	1.50	Mondelez International Holdings NA, Floating Rate Note, 10/28/19 (144A)	584,988
1,000,000		Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)	1,005,499
			$3,305,827
		Tobacco - 0.0%+
30,000		Reynolds American, Inc., 2.3%, 8/21/17	$30,172
		Total Food, Beverage & Tobacco	$5,242,584
		Household & Personal Products - 0.1%
		Household Products - 0.1%
500,000		Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)	$501,578
		Total Household & Personal Products	$501,578
		Health Care Equipment & Services - 1.2%
		Health Care Equipment - 0.7%
750,000		Becton Dickinson and Co., 1.45%, 5/15/17	$751,006
1,325,000		Becton Dickinson and Co., 1.8%, 12/15/17	1,327,523
500,000		Boston Scientific Corp., 2.65%, 10/1/18	506,533
1,270,000	1.45	Medtronic, Inc., Floating Rate Note, 3/15/20	1,284,686
			$3,869,748
		Health Care Distributors - 0.3%
1,765,000		McKesson Corp., 1.292%, 3/10/17	$1,765,125
		Managed Health Care - 0.2%
600,000		Aetna, Inc., 1.7%, 6/7/18	$600,073
625,000		Coventry Health Care, Inc., 5.95%, 3/15/17	633,332
295,000		UnitedHealth Group, Inc., 1.45%, 7/17/17	295,743
			$1,529,148
		Total Health Care Equipment & Services	$7,164,021
		Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
		Biotechnology - 0.6%
575,000		AbbVie, Inc., 2.0%, 11/6/18	$576,194
600,000		Amgen, Inc., 2.125%, 5/15/17	602,638
600,000	1.19	Amgen, Inc., Floating Rate Note, 5/22/17	600,660
607,000	1.52	Amgen, Inc., Floating Rate Note, 5/22/19	610,742
600,000		Celgene Corp., 2.125%, 8/15/18	602,692
750,000		Gilead Sciences, Inc., 1.85%, 9/4/18	753,470
			$3,746,396
		Pharmaceuticals - 0.5%
750,000		Bayer US Finance LLC, 1.5%, 10/6/17 (144A)	$749,053
605,000		Perrigo Co Plc, 2.3%, 11/8/18	605,656
750,000	0.97	Pfizer, Inc., Floating Rate Note, 5/15/17	750,438
575,000		Shire Acquisitions Investments Ireland DAC, 1.9%, 9/23/19	567,438
			$2,672,585
		Life Sciences Tools & Services - 0.2%
1,000,000		Thermo Fisher Scientific, Inc., 2.4%, 2/1/19	$1,007,976
		Total Pharmaceuticals, Biotechnology & Life Sciences	$7,426,957
		Banks - 9.9%
		Diversified Banks - 6.8%
500,000		ABN AMRO Bank NV, 1.8%, 9/20/19 (144A)	$493,619
66,783	0.83	American Express Bank FSB, Floating Rate Note, 6/12/17	66,767
1,000,000		Bank of America Corp., 2.0%, 1/11/18	1,002,155
1,135,000		Bank of America Corp., 2.6%, 1/15/19	1,144,999
600,000		Bank of America Corp., 3.875%, 3/22/17	604,814
300,000		Bank of America Corp., 5.75%, 12/1/17	311,685
408,000	1.44	Bank of America Corp., Floating Rate Note, 8/25/17	408,455
750,000		Bank of America NA, 1.75%, 6/5/18	751,107
470,000	1.13	Bank of Montreal, Floating Rate Note, 7/14/17	469,983
585,000	1.53	Bank of Montreal, Floating Rate Note, 7/18/19	586,088
625,000		Banque Federative du Credit Mutuel SA, 2.0%, 4/12/19 (144A)	622,602
229,000	1.38	Barclays Bank Plc, Floating Rate Note, 2/17/17	229,151
575,000		BPCE SA, 1.625%, 1/26/18	573,794
575,000		BPCE SA, Floating Rate Note, 2/10/17	$575,822
600,000		Citigroup Inc., 2.05%, 12/7/18	600,243
600,000		Citigroup, Inc., 1.35%, 3/10/17	600,313
750,000		Citigroup, Inc., 1.8%, 2/5/18	749,756
1,450,000	1.58	Citigroup, Inc., Floating Rate Note, 4/27/18	1,453,809
1,220,000	2.61	Citigroup, Inc., Floating Rate Note, 5/15/18	1,241,390
600,000		Citizens Bank NA, 2.5%, 3/14/19	604,300
650,000	1.02	Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)	650,409
750,000	0.93	Commonwealth Bank of Australia, Floating Rate Note, 9/8/17 (144A)	750,008
580,000	1.40	Cooperatieve Rabobank UA New York, Floating Rate Note, 8/9/19	581,023
500,000	1.20	Credit Agricole SA London, Floating Rate Note, 6/12/17 (144A)	500,598
575,000	1.42	Danske Bank AS, Floating Rate Note, 9/6/19 (144A)	575,220
1,725,000		Discover Bank Corp., 2.60%, 11/13/18	1,741,712
750,000	0.94	HSBC USA, Inc., Floating Rate Note, 6/23/17	749,616
580,000		ING Bank NV, 2.00%, 11/26/18 (144A)	580,683
600,000	1.75	ING Bank NV, Floating Rate Note, 3/22/19 (144A)	608,061
560,000	1.43	ING Bank NV, Floating Rate Note, 8/15/19 (144A)	559,490
585,000	1.31	JP Morgan Chase Bank NA, Floating Rate Note, 9/21/18	585,808
1,150,000	1.78	JPMorgan Chase & Co., Floating Rate Note, 1/25/18	1,157,800
500,000	1.34	JPMorgan Chase & Co., Floating Rate Note, 2/15/17	500,499
500,000	3.06	JPMorgan Chase & Co., Floating Rate Note, 2/25/21	500,700
575,000		Nordea Bank AB, 1.625%, 9/30/19 (144A)	568,906
600,000		Nordea Bank AB, 3.125%, 3/20/17 (144A)	603,537
585,000	1.01	Nordea Bank AB, Floating Rate Note, 4/4/17	585,473
295,000		Royal Bank of Canada, 1.25%, 6/16/17	295,124
550,000	1.21	Royal Bank of Canada, Floating Rate Note, 1/23/17	550,292
1,000,000	1.09	Royal Bank of Canada, Floating Rate Note, 6/16/17	1,000,221
580,000	1.23	Royal Bank of Canada, Floating Rate Note, 7/29/19	581,510
750,000	1.04	Santander UK Plc, Floating Rate Note, 9/29/17	749,128
570,000	1.42	Skandinaviska Enskilda Banken AB, Floating Rate Note, 9/13/19 (144A)	570,390
575,000		Sumitomo Mitsui Banking Corp., 1.76%, 10/19/18	573,010
750,000	1.09	Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17	750,341
750,000	1.33	Svenska Handelsbanken AB, Floating Rate Note, 9/6/19	750,261
500,000		The Bank of Nova Scotia, 1.1%, 12/13/16	500,029
500,000		The Bank of Nova Scotia, 1.45%, 4/25/18	498,330
305,000		The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.7%, 9/9/18 (144A)	308,517
500,000	1.07	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)	500,264
500,000	0.97	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)	498,772
500,000	1.14	The Huntington National Bank, Floating Rate Note, 4/24/17	500,241
750,000	1.33	The Korea Development Bank, Floating Rate Note, 1/22/17	749,948
500,000		The Toronto-Dominion Bank, 1.4%, 4/30/18	498,846
500,000	1.00	The Toronto-Dominion Bank, Floating Rate Note, 5/2/17	500,265
600,000	1.47	The Toronto-Dominion Bank, Floating Rate Note, 8/13/19	602,431
750,000	1.11	US Bancorp, Floating Rate Note, 4/25/19	751,762
600,000		Wells Fargo & Co., 1.15%, 6/2/17	599,926
600,000		Wells Fargo & Co., 5.625%, 12/11/17	624,402
575,000	1.34	Wells Fargo & Co., Floating Rate Note, 4/23/18	577,301
1,000,000	1.14	Westpac Banking Corp., Floating Rate Note, 5/19/17	1,000,859
			$39,422,565
		Regional Banks - 3.1%
103,000		BB&T Corp., 1.6%, 8/15/17	$103,156
500,000		Branch Banking & Trust Co., 1.35%, 10/1/17	500,216
500,000		Branch Banking & Trust Co., 2.3%, 10/15/18	505,741
250,000	1.12	Branch Banking & Trust Co., Floating Rate Note, 5/23/17	249,977
500,000		Capital One NA, 1.85%, 9/13/19	494,392
750,000		Capital One NA, 2.35%, 8/17/18	754,690
575,000		Discover Bank, 2.0%, 2/21/18	575,205
1,440,000	1.28	Fifth Third Bancorp, Floating Rate Note, 12/20/16	1,440,327
485,000		Fifth Third Bank Cincinnati Ohio, 1.35%, 6/1/17	485,391
585,000		Key Bank NA Series, 1.60%, 8/22/19	577,653
600,000		KeyBank NA Cleveland Ohio, 2.35%, 3/8/19	605,002
500,000	1.13	Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17	500,238
1,000,000	1.01	Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17	1,000,779
1,000,000		MUFG Union Bank NA, 2.625%, 9/26/18	1,011,507
250,000	1.20	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	250,052
450,000		PNC Bank NA, 1.125%, 1/27/17	450,053
600,000		PNC Bank NA, 1.6%, 6/1/18	599,230
490,000		PNC Bank NA, 5.25%, 1/15/17	492,236
750,000	1.06	PNC Bank NA, Floating Rate Note, 8/1/17	750,172
500,000		SunTrust Bank, 1.35%, 2/15/17	500,125
805,000	1.26	SunTrust Bank, Floating Rate Note, 2/15/17	805,182
500,000		SunTrust Banks, Inc., 3.5%, 1/20/17	500,469
750,000	1.29	The Toronto-Dominion Bank, Floating Rate Note, 7/2/19	750,850
1,450,000	1.33	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/29/18	1,454,241
575,000	1.27	US Bank NA Cincinnati Ohio, Floating Rate Note, 8/23/17	575,796
1,077,000	1.12	Wachovia Corp., Floating Rate Note, 6/15/17	1,077,182
575,000		Wells Fargo Bank NA, 1.75%, 5/24/19	573,203
580,000	1.38	Wells Fargo Bank NA, Floating Rate Note, 9/7/17	581,479
			$18,164,544
		Total Banks	$57,587,109
		Diversified Financials - 3.7%
		Other Diversified Financial Services - 0.3%
500,000		Bank of America NA, 1.25%, 2/14/17	$500,230
600,000		General Electric Co., 2.3%, 4/27/17	602,962
750,000	1.10	General Electric Co., Floating Rate Note, 5/15/17	750,475
			$1,853,667
		Multi-Sector Holdings - 0.5%
575,000		Berkshire Hathaway Finance Corp., 1.30%, 8/15/19	$567,301
580,000		Berkshire Hathaway Finance Corp., 1.6%, 5/15/17	581,718
1,000,000	1.03	Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17	1,000,370
1,000,000	0.94	Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17	1,001,452
			$3,150,841
		Specialized Finance - 0.4%
1,414,000		MassMutual Global Funding, 1.55%, 10/11/19 (144A)	$1,399,087
625,000		MassMutual Global Funding II, 2.0%, 4/5/17 (144A)	626,922
150,000		NYSE Holdings LLC, 2.0%, 10/5/17	150,837
			$2,176,846
		Consumer Finance - 1.3%
500,000		Ally Financial, Inc., 3.6%, 5/21/18	$502,500
600,000		American Express Credit Corp., 1.125%, 6/5/17	599,875
600,000	1.11	American Express Credit Corp., Floating Rate Note, 6/5/17	600,479
1,000,000	1.17	American Express Credit Corp., Floating Rate Note, 9/22/17	1,000,614
750,000		American Honda Finance Corp., 1.2%, 7/14/17	750,495
174,000		American Honda Finance Corp., 1.55%, 12/11/17	174,505
750,000	0.97	American Honda Finance Corp., Floating Rate Note, 12/11/17	751,475
580,000	1.10	American Honda Finance Corp., Floating Rate Note, 9/20/17	581,813
600,000		Capital One Bank USA NA, 1.3%, 6/5/17	599,633
750,000		Capital One NA, 1.65%, 2/5/18	748,630
625,000		General Motors Financial Co, Inc., 2.4%, 5/9/19	619,192
485,000	0.87	PACCAR Financial Corp., Floating Rate Note, 6/6/17	485,227
			$7,414,438
		Asset Management & Custody Banks - 0.3%
750,000		The Bank of New York Mellon Corp., 1.969%, 6/20/17 (Step)	$752,848
240,000	1.32	The Bank of New York Mellon Corp., Floating Rate Note, 8/1/18	240,935
587,000	1.48	The Goldman Sachs Group, Inc., Floating Rate Note, 5/22/17	588,084
			$1,581,867
		Investment Banking & Brokerage - 0.7%
580,000		Morgan Stanley, 2.45%, 2/1/19	$584,464
750,000	1.60	Morgan Stanley, Floating Rate Note, 1/5/18	752,870
275,000	3.10	Morgan Stanley, Floating Rate Note, 11/9/18	276,854
500,000	2.13	Morgan Stanley, Floating Rate Note, 2/1/19	507,881
650,000		North American Development Bank, 2.3%, 10/10/18	658,112
575,000		The Goldman Sachs Group, Inc., 2.9%, 7/19/18	583,557
650,000	1.95	The Goldman Sachs Group, Inc., Floating Rate Note, 4/30/18	656,128
			$4,019,866
		Diversified Capital Markets - 0.1%
750,000	2.49	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)	$751,750
		Specialized Finance - 0.1%
500,000		Thomson Reuters Corp., 1.3%, 2/23/17	$500,135
		Total Diversified Financials	$21,449,410
		Insurance - 7.4%
		Life & Health Insurance - 0.4%
750,000		Principal Life Global Funding II, 1.2%, 5/19/17 (144A)	$750,154
1,400,000	1.34	Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)	1,405,652
			$2,155,806
		Multi-line Insurance - 0.9%
575,000		American International Group, Inc., 2.30%, 7/16/19	$577,886
500,000		Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)	493,154
900,000	1.04	Metropolitan Life Global Funding I, Floating Rate Note, 4/10/17 (144A)	901,130
1,150,000		New York Life Global Funding, 1.125%, 3/1/17 (144A)	1,150,669
750,000		New York Life Global Funding, 1.45%, 12/15/17 (144A)	751,417
750,000	1.13	New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)	751,757
600,000		The Hartford Financial Services Group, Inc., 5.375%, 3/15/17	606,487
			$5,232,500
		Reinsurance - 6.1%
300,000	4.18	Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)	$309,090
250,000	6.62	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	253,800
350,000	5.78	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	362,985
250,000	3.11	Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)	252,650
100,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (e)(f)	4,860
150,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (e)(f)	156,100
500,000	4.04	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)	507,350
300,000		Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (e)(f)	336,454
250,000	14.11	Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)	242,375
600,000		Bonanza Re, Ltd. 2016-1, Principal At Risk Notes, Class B, 12/31/19 (144A) (e)(f)	600,000
400,000	5.50	Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)	421,160
750,000	7.06	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	762,600
250,000		Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (e)(f)	278,902
500,000	5.01	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	505,750
1,000,000	4.48	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	1,009,300
600,000		Denning 2016 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/7/17 (e)(f)	593,079
500,000	2.65	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	504,900
603		Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (e)(f)	10,537
600,000		Eden Re II, Variable Rate Notes, 4/23/19 (e)(f)	673,620
1,800,000	7.11	Evergreen Re, Floating Rate Note, 4/28/17 (144A) (e)(f)	1,833,480
500,000	7.74	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	502,000
300,000	6.47	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	301,110
300,000		Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (e)(f)	346,200
750,000	2.42	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	747,225
600,000		Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (e)(f)	644,580
750,000	4.06	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	760,350
250,000	6.75	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	260,425
250,000	9.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	262,325
650,000	5.06	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	668,330
350,000	4.81	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	357,665
350,000		Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (e)(f)	338,429
450,000	2.51	Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	450,900
250,000		Lahinch Re, Variable Rate Notes, 5/10/21 (e)(f)	253,100
750,000	3.75	Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	765,600
250,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e)(f)	17,500
600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e)(f)	627,420
300,000		Madison Re. Variable Rate Notes, 3/31/19 (e)(f)	312,960
650,000	2.26	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	650,130
1,500,000	9.10	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	1,508,550
300,000		Nairn 2016 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/29/17 (e)(f)	299,349
550,000	N/A	Nakama Re, Ltd., Floating Rate Note, 10/13/21 (Cat Bond) (144A)	549,890
1,000,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (e)(f)	39,200
1,000,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e)(f)	104,400
500,000		Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (e)(f)	534,499
500,000		Pangaea Re, Variable Rate Notes, 12/20/16 (e)(f)	499,900
800,000		Pangaea Re., Variable Rate Notes, 2/1/20 (e)(f)	896,420
600,000	6.35	Pelican Re, Ltd., Floating Rate Note, 5/15/17 (Cat Bond) (144A)	611,100
500,000	4.59	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)	510,400
300,000		Port Rush Re, Variable Rate Notes, 6/15/17 (e)(f)	296,322
500,000	3.76	Queen City Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)	500,250
500,000	5.75	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	504,450
250,000	6.15	Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)	256,775
500,000		Residential Re, 2016 Ltd, Variable Rate Notes, 12/6/23 (144A) (e)(f)	499,150
250,000	6.06	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	249,775
1,150,000	4.82	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,148,965
250,000	13.18	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	249,825
250,000	9.56	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	260,050
250,000	3.76	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	253,975
350,000		Resilience Re, Ltd., 4/7/17 (Cat Bond) (c)	347,060
250,000		Resilience Re, Ltd., 6/12/17 (Cat Bond) (c)	248,300
750,000	4.21	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	756,150
750,000	3.81	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	754,575
650,000	3.97	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	655,005
1,889		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (e)(f)	2,671
250,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (e)(f)	289,000
1,250		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e)(f)	26,426
300,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (Cat Bond)	323,310
500,000		Shenandoah 2017-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/7/17 (e)(f)	482,785
400,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (e)(f)	9,880
250,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (e)(f)	274,275
300,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (e)(f)	342,795
250,000	5.31	Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)	253,900
600,000		Ursa Re, Ltd., Variable Rate Notes, 12/10/19 (144A) (e)(f)	602,160
600,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (e)(f)	658,500
800,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (e)(f)	21,440
500,000	2.92	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	500,150
500,000	2.01	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	496,600
400,000	2.47	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)	400,800
250,000	2.76	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)	253,675
			$35,357,943
		Total Insurance	$42,746,249
		Real Estate - 0.5%
		Office REIT - 0.3%
575,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$573,070
585,000		Highwoods Realty LP, 5.85%, 3/15/17	592,045
575,000		Highwoods Realty LP, 7.50%, 4/15/18	616,274
			$1,781,389
		Health Care REIT - 0.1%
500,000		Welltower, Inc., 2.25%, 3/15/18	$502,438
		Specialized REIT - 0.1%
570,000		Ventas Realty LP, 4.0%, 4/30/19	$592,203
		Total Real Estate	$2,876,030
		Software & Services - 0.4%
		Systems Software - 0.4%
875,000		Microsoft Corp., 1.1%, 8/8/19	$862,927
300,000		Oracle Corp., 2.25%, 10/8/19	303,572
500,000		Oracle Corp., 2.375%, 1/15/19	507,277
575,000	0.86	Oracle Corp., Floating Rate Note, 7/7/17	575,741
			$2,249,517
		Total Software & Services	$2,249,517
		Technology Hardware & Equipment - 0.1%
		Computer Hardware Storage & Peripherals - 0.1%
650,000	1.64	Apple, Inc., Floating Rate Note, 2/22/19	$659,603
		Total Technology Hardware & Equipment	$659,603
		Semiconductors & Semiconductor Equipment - 0.4%
		Semiconductors - 0.4%
500,000		Altera Corp., 2.5%, 11/15/18	$509,484
700,000		Intel Corp., 1.35%, 12/15/17	701,400
250,000		Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19	249,161
500,000		Texas Instruments, Inc., 0.875%, 3/12/17	499,845
575,000		TSMC Global, Ltd., 1.625%, 4/3/18 (144A)	573,142
			$2,533,032
		Total Semiconductors & Semiconductor Equipment	$2,533,032
		Telecommunication Services - 0.8%
		Integrated Telecommunication Services - 0.8%
650,000		AT&T, Inc., 1.7%, 6/1/17	$651,300
600,000	1.74	AT&T, Inc., Floating Rate Note, 11/27/18	604,467
630,000		British Telecommunications Plc, 1.25%, 2/14/17	630,309
575,000		British Telecommunications Plc, 2.35%, 2/14/19	578,791
300,000		Deutsche Telekom International Finance BV, 1.5%, 9/19/19 (144A)	295,312
1,000,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	981,390
575,000		Orange SA, 1.63%, 11/3/19	567,141
575,000		Verizon Communications Corp., 1.38%, 8/15/19	564,155
			$4,872,865
		Total Telecommunication Services	$4,872,865
		Utilities - 2.2%
		Electric Utilities - 1.6%
500,000		American Electric Power Co., Inc., 1.65%, 12/15/17	$500,390
750,000		Duke Energy Carolinas LLC, 1.75%, 12/15/16	750,242
1,190,000	1.03	Duke Energy Corp., Floating Rate Note, 4/3/17	1,191,345
440,000	1.11	Duke Energy Progress LLC, Floating Rate Note, 11/20/17	440,521
411,000	0.88	Duke Energy Progress LLC, Floating Rate Note, 3/6/17	411,240
1,150,000	1.34	Electricite de France SA, Floating Rate Note, 1/20/17 (144A)	1,150,368
1,180,000		Exelon Corp., 1.55%, 6/9/17	1,180,191
575,000		NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	573,935
750,000		NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	753,368
600,000		NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	604,559
755,000		Peco Energy Co., 5.35%, 3/1/18	790,225
575,000		PPL Capital Funding, Inc., 1.9%, 6/1/18	574,644
660,000		Southern California Edison Co., 1.125%, 5/1/17	660,634
			$9,581,662
		Gas Utilities - 0.1%
600,000		DCP Midstream Operating LP, 2.5%, 12/1/17	$597,000
		Multi-Utilities - 0.5%
575,000		Dominion Resources, Inc., 1.90%, 6/15/18	$574,583
1,021,000		Dominion Resources, Inc. Virginia, 1.25%, 3/15/17	1,021,207
575,000		Sempra Energy, 2.3%, 4/1/17	576,438
500,000		Sempra Energy, 9.8%, 2/15/19	582,138
			$2,754,366
		Total Utilities	$12,933,028
		TOTAL CORPORATE BONDS
		(Cost $214,811,133)	$215,479,602

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.1%
1,224,738		Fannie Mae, 2.0%, 11/1/23	1,227,397
1,261,002		Fannie Mae, 2.5%, 3/1/28	1,268,374
264,287		Fannie Mae, 2.5%, 6/1/23	267,599
822,166		Fannie Mae, 3.0%, 10/1/27	846,153
1,044,993		Fannie Mae, 3.0%, 11/1/27	1,076,727
504,098		Fannie Mae, 3.0%, 5/1/21	518,805
287,635		Fannie Mae, 4.0%, 12/1/19	295,702
183,616		Fannie Mae, 4.5%, 1/1/41	199,002
317,190		Fannie Mae, 4.5%, 5/1/39	348,078
522,861		Fannie Mae, 4.5%, 5/1/39	573,879
423,751		Fannie Mae, 5.0%, 10/1/41	466,602
125,320		Fannie Mae, 5.0%, 11/1/20	131,264
34,802		Fannie Mae, 5.5%, 12/1/35	38,819
195,023		Fannie Mae, 5.5%, 8/1/37	219,173
287,633		Fannie Mae, 6.0%, 10/1/22	307,879
31,634		Fannie Mae, 6.0%, 2/1/34	35,928
18,738		Fannie Mae, 6.0%, 4/1/38	21,281
207,190		Fannie Mae, 6.5%, 4/1/29	232,841
4,730		Fannie Mae, 6.5%, 7/1/32	5,486
2,836		Fannie Mae, 6.5%, 8/1/17	2,863
11,019		Fannie Mae, 7.0%, 1/1/36	12,059
2,642		Fannie Mae, 7.0%, 7/1/17	2,648
44,900	3.17	Fannie Mae, Floating Rate Note, 1/1/25	45,713
75,204	2.66	Fannie Mae, Floating Rate Note, 10/1/29	76,490
292,290	2.82	Fannie Mae, Floating Rate Note, 10/1/36	294,176
72,050	3.42	Fannie Mae, Floating Rate Note, 11/1/24	74,773
1,430	2.55	Fannie Mae, Floating Rate Note, 11/1/25	1,497
28,401	1.94	Fannie Mae, Floating Rate Note, 11/1/40	28,304
44,947	2.90	Fannie Mae, Floating Rate Note, 12/1/28	46,805
141,531	4.31	Fannie Mae, Floating Rate Note, 12/1/36	148,609
2,938	3.32	Fannie Mae, Floating Rate Note, 2/1/27	2,953
582	3.93	Fannie Mae, Floating Rate Note, 2/1/33	613
2,829	3.09	Fannie Mae, Floating Rate Note, 4/1/28	2,852
2,506	2.96	Fannie Mae, Floating Rate Note, 4/1/29	2,565
35,869	3.03	Fannie Mae, Floating Rate Note, 7/1/36	37,908
605,000	0.72	Federal Farm Credit Banks, Floating Rate Note, 10/17/17	604,575
677,959		Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	681,396
116,958		Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	123,349
70,803		Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	72,731
67,835		Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	69,683
73,397		Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	80,377
38,181		Federal Home Loan Mortgage Corp., 5.0%, 2/1/21	40,592
25,165		Federal Home Loan Mortgage Corp., 5.5%, 8/1/23	26,772
1,738	2.79	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28	1,822
303,218	3.31	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31	307,574
4,195	2.74	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31	4,405
241,273	2.78	Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31	241,945
8,615	3.42	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25	8,848
1,874	3.01	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29	1,896
3,812	2.66	Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25	3,815
1,003	2.88	Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18	1,002
47,573	3.26	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31	49,418
1,281,476		Federal National Mortgage Association, 2.0%, 8/1/23	1,284,265
1,120,099		Federal National Mortgage Association, 2.5%, 9/1/22	1,134,611
465,440		Federal National Mortgage Association, 3.0%, 12/1/21	479,020
468,774		Federal National Mortgage Association, 4.0%, 1/1/20	481,921
549,955		Federal National Mortgage Association, 4.0%, 10/1/20	565,950
574,439		Federal National Mortgage Association, 4.0%, 3/1/21	591,672
157,391		Federal National Mortgage Association, 4.0%, 8/1/19	161,781
177,405		Government National Mortgage Association I, 5.0%, 8/15/19	186,134
96,844		Government National Mortgage Association I, 6.0%, 11/15/36	112,179
50,426		Government National Mortgage Association I, 6.0%, 12/15/31	58,743
4,205		Government National Mortgage Association I, 6.0%, 3/15/17	4,214
21,861		Government National Mortgage Association I, 6.5%, 10/15/37	24,967
23,111		Government National Mortgage Association I, 6.5%, 5/15/31	27,168
6,946		Government National Mortgage Association I, 6.5%, 7/15/35	7,933
50,177		Government National Mortgage Association I, 7.5%, 10/15/36	57,604
167,204		Government National Mortgage Association II, 6.0%, 10/20/21	175,390
140,834		Government National Mortgage Association II, 6.0%, 11/20/22	150,827
125,150		Government National Mortgage Association II, 6.0%, 4/20/22	131,289
56,688		Government National Mortgage Association II, 6.0%, 8/20/19	58,416
3,000,000		U.S. Treasury Note, 0.75%, 9/30/18	2,980,548
2,895,000		U.S. Treasury Note, 1.00%, 9/15/18	2,889,685
4,100,000		U.S. Treasury Note, 1.13%, 8/31/21	3,968,193
2,500,000		U.S. Treasury Note, 1.50%, 12/31/18	2,518,165
865,000		U.S. Treasury Note, 1.63%, 11/30/20	862,196
2,000,000		U.S. Treasury Note, 2.00%, 8/31/21	2,011,796
3,295,000		U.S. Treasury Note, 2.25%, 7/31/21	3,353,691
2,000,000		U.S. Treasury Notes, 0.625%, 11/30/17	1,994,766
1,000,000		U.S. Treasury Notes, 0.75%, 2/28/18	997,227
1,500,000		U.S. Treasury Notes, 0.75%, 4/30/18	1,494,609
4,000,000		U.S. Treasury Notes, 0.875%, 1/15/18	3,996,720
650,000		U.S. Treasury Notes, 0.875%, 4/15/19	644,668
1,150,000		U.S. Treasury Notes, 1.0%, 3/15/19	1,144,969
2,335,000		U.S. Treasury Notes, 1.125%, 7/31/21	2,260,845
4,000,000		U.S. Treasury Notes, 1.25%, 11/30/18	4,009,521
3,755,000		U.S. Treasury Notes, 2.25%, 11/30/17	3,804,724
1,500,000		U.S. Treasury Notes, 2.75%, 12/31/17	1,529,180
1,390,000		U.S. Treasury Notes, 3.125%, 5/15/19	1,452,279
			$58,789,883
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $59,273,167)	$58,789,883

		MUNICIPAL BONDS - 2.0% (d)
		Municipal Development - 1.3%
1,480,000	0.62	County of Jackson Mississippi, Floating Rate Note, 6/1/23	$1,480,000
1,355,000	0.50	Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38	1,355,000
2,395,000	0.47	Mississippi Business Finance Corp., Floating Rate Note, 11/1/35	2,395,000
590,000	0.52	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	590,000
1,635,000	0.52	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	1,635,000
			$7,455,000
		Municipal Medical - 0.7%
2,865,000	0.55	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	$2,865,000
475,000	0.58	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/49	475,000
500,000	0.53	The Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/26	500,000
			$3,840,000
		TOTAL MUNICIPAL BONDS
		(Cost $11,295,000)	$11,295,000

		SENIOR FLOATING RATE LOAN INTERESTS - 6.2%**
		Energy - 0.1%
		Oil & Gas Storage & Transportation - 0.1%
278,824	4.14	Energy Transfer Equity LP, Loan (2015), 12/2/19	$279,595
		Total Energy	$279,595
		Materials - 0.6%
		Commodity Chemicals - 0.1%
442,005	4.50	Tronox Pigments Holland BV, New Term Loan, 3/19/20	$442,005
		Specialty Chemicals - 0.4%
540,375	3.50	Huntsman International LLC, 2021Term B Loan, 10/1/21	$540,375
1,100,571	5.00	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-4 Term Loan, 10/31/23	1,109,895
495,000	5.50	MacDermid, Inc., Tranche B-3 Term Loan, 6/7/20	496,959
118,103	2.88	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	118,509
			$2,265,738
		Construction Materials - 0.1%
20,429	4.25	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20	$20,550
54,572	4.25	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20	54,896
180,333	4.25	CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20	181,404
			$256,850
		Metal & Glass Containers - 0.0%+
94,231	5.50	BWay Intermediate, Initial Term Loan, 8/14/20	$94,663
		Diversified Metals & Mining - 0.0%+
33,300	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$33,362
		Steel - 0.0%+
143,579	4.50	TMS International Corp., Term B Loan, 10/2/20	$142,682
		Paper Products - 0.0%+
239,867	6.25	Appvion, Inc., Term Commitment, 6/28/19	$231,471
		Total Materials	$3,466,771
		Capital Goods - 0.6%
		Aerospace & Defense - 0.2%
494,872	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20	$498,889
414,502	3.34	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	411,221
			$910,110
		Building Products - 0.1%
399,441	4.25	Unifrax Corp., New Term B Loan, 12/31/19	$397,382
		Construction & Engineering - 0.0%+
54,515	3.75	Aecom Technology, Term Loan B, 10/15/21	$54,842
		Electrical Components & Equipment - 0.1%
390,741	3.00	Southwire Co., Term Loan, 1/31/21	$391,718
335,164	6.50	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), 7/22/23	338,725
			$730,443
		Industrial Conglomerates - 0.0%+
326,836	4.50	Milacron LLC, Term Loan, 9/28/20	$328,666
		Construction & Farm Machinery & Heavy Trucks - 0.1%
396,000	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17	$399,774
253,166	3.59	Terex Corp., U.S. Term Loan, 8/13/21	253,482
			$653,256
		Industrial Machinery - 0.1%
495,000	5.00	NN, Inc., Tranche B Term Loan, 10/19/22	$495,928
		Trading Companies & Distributors - 0.0%+
50,663	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$50,805
		Total Capital Goods	$3,621,432
		Commercial Services & Supplies - 0.3%
		Environmental & Facilities Services - 0.2%
941,092	5.00	Wheelabrator, Term B Loan, 10/15/21	$935,210
42,146	5.00	Wheelabrator, Term C Loan, 10/15/21	41,882
			$977,092
		Office Services & Supplies - 0.0%+
174,563	3.75	West Corp., Term B-12 Loan, 6/13/23	$175,719
		Security & Alarm Services - 0.1%
470,592	4.00	Garda World Security Corp., Term B Loan, 11/1/20	$465,297
120,384	4.00	Garda World Security Corp., Term B Loan, 11/8/20	119,030
			$584,327
		Human Resource & Employment Services - 0.0%+
101,943	3.50	On Assignment, Inc., Tranche B-1 Term Loan, 6/5/22	$103,090
		Total Commercial Services & Supplies	$1,840,228
		Transportation - 0.2%
		Airlines - 0.2%
735,000	3.25	American Airlines, Inc., 2015 Term Loan, 10/10/21	$738,413
97,222	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	98,146
			$836,559
		Marine - 0.0%+
205,982	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	$193,623
		Total Transportation	$1,030,182
		Automobiles & Components - 0.4%
		Auto Parts & Equipment - 0.3%
525,333	6.00	BBB Industries US, Initial Term Loan, 10/15/21	$525,819
461,749	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21	463,480
465,288	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	468,487
			$1,457,786
		Automobile Manufacturers - 0.1%
520,309	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$521,448
345,386	3.25	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	346,095
			$867,543
		Total Automobiles & Components	$2,325,329
		Consumer Services - 0.5%
		Casinos & Gaming - 0.2%
908,813	5.90	Scientific Games, Initial Term B-2, 10/1/21	$917,545
		Hotels, Resorts & Cruise Lines - 0.0%+
28,665	3.50	Hilton Worldwide Finance LLC, Series B-1 Term Loan, 9/23/20	$28,824
293,035	3.08	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 10/25/23	295,390
			$324,214
		Restaurants - 0.1%
524,596	3.75	Burger King BC ULC, Term B-2 Loan, 12/12/21	$528,419
		Education Services - 0.2%
388,896	3.50	Bright Horizons Family Solutions LLC (f.k.a. Bright Horizons Family Solutions, Inc.) Effective Date Incremental Term Loan, 11/3/23	$390,598
736,776	5.00	Nord Anglia Education, Initial Term Loan, 3/31/21	736,776
			$1,127,374
		Total Consumer Services	$2,897,552
		Media - 0.9%
		Broadcasting - 0.5%
293,125	3.00	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$293,491
324,971	4.50	Entercom Radio LLC, Term B Loan, 11/1/23	327,409
801,032	3.94	Gray Television, Inc., Term Loan (First Lien), 6/10/21	806,790
194,962	3.40	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	195,044
431,609	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	433,443
270,849	3.50	The EW Scripps Co., Term Loan, 11/26/20	272,429
544,851	4.32	Tribune Media Co., Term B Loan, 12/27/20	547,911
			$2,876,517
		Cable & Satellite - 0.3%
390,000	2.96	Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18	$390,488
1,215,000	3.54	Ziggo Secured Finance Partnership, Term Loan D, 8/31/24	1,216,771
			$1,607,259
		Movies & Entertainment - 0.1%
242,525	3.50	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$244,041
500,000	3.34	Live Nation Entertainment, Inc., Term B-2 Loan, 10/27/23	502,656
			$746,697
		Total Media	$5,230,473
		Food & Staples Retailing - 0.1%
		Food Retail - 0.1%
451,553	4.75	Albertsons LLC, Term B-6 Loan, 6/1/23	$454,008
		Total Food & Staples Retailing	$454,008
		Food, Beverage & Tobacco - 0.1%
		Agricultural Products - 0.1%
511,875	3.25	Darling International, Inc., Term B USD Loan, 12/19/20	$514,908
		Packaged Foods & Meats - 0.0%+
194,000	3.75	JBS USA LUX SA, Incremental Term Loan, 9/18/20	$194,444
		Total Food, Beverage & Tobacco	$709,352
		Household & Personal Products - 0.1%
		Personal Products - 0.1%
457,661	4.20	Party City Holdings, Inc., 2016 Replacement Term Loan, 8/19/22	$459,623
		Total Household & Personal Products	$459,623
		Health Care Equipment & Services - 0.7%
		Health Care Supplies - 0.2%
260,788	4.00	Halyard Health, Inc., Term Loan, 11/1/21	$262,309
736,828	5.00	Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20	725,038
297,000	4.25	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22	296,621
			$1,283,968
		Health Care Services - 0.3%
496,250	3.75	Envision Healthcare Corp., Term Loan B, 11/17/23	$497,801
496,250	6.00	Envision Healthcare Corp., Tranche B-2 Term Loan, 10/28/22	497,870
645,125	5.25	US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22	606,418
			$1,602,089
		Health Care Facilities - 0.1%
87,274	4.16	CHS, Incremental 2018 Term F Loan, 12/31/18	$84,577
91,865	3.59	CHS, Incremental 2019 Term G Loan, 12/31/19	87,329
169,029	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	159,823
270,164	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	267,463
263,956	5.00	Vizient, Inc., Term B-2 Loan, 2/11/23	265,894
			$865,086
		Health Care Technology - 0.1%
392,000	3.75	Emdeon Inc., Term B-3 Loan, 2.50%, 11/2/18	$392,490
		Total Health Care Equipment & Services	$4,143,633
		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
		Pharmaceuticals - 0.2%
242,170	3.75	Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22	$241,224
292,500	3.34	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	291,743
207,215	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21	208,494
471,567	5.50	Valeant Pharmaceuticals, Series F-1, 3/11/22	467,618
			$1,209,079
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,209,079
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.1%
425,000	3.59	Delos Finance SARL, Tranche B Term Loan, 2/27/21	$428,347
340,000	3.64	Fly Funding II Sarl, Loan, 8/9/19	341,912
			$770,259
		Specialized Finance - 0.1%
236,152	3.54	Avago Technologies Cayman Holdings, Ltd., Term B-3 Loan, 2/1/23	$238,568
195,500	3.34	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	195,974
			$434,542
		Investment Banking & Brokerage - 0.0%+
143,702	4.25	LPL Holdings, Inc., 2021 Tranche B Term Loan, 3/29/21	$144,779
		Total Diversified Financials	$1,349,580
		Software & Services - 0.2%
		Internet Software & Services - 0.0%+
185,786	3.25	Vantiv LLC, Term B Loan, 6/12/21	$187,392
		IT Consulting & Other Services - 0.1%
395,932	3.00	CDW LLC, Term Loan, 8/16/23	$398,159
195,500	5.84	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	181,277
			$579,436
		Application Software - 0.1%
346,941	4.50	MA FinanceCo LLC, Initial Tranche B-2 Term Loan, 11/20/21	$350,194
260,120	3.57	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	262,038
			$612,232
		Total Software & Services	$1,379,060
		Technology Hardware & Equipment - 0.1%
		Communications Equipment - 0.0%+
342,125	3.75	Ciena Corp., Term Loan, 7/15/19	$343,836
		Electronic Equipment Manufacturers - 0.1%
391,591	4.09	Zebra Technologies Corp., Refinancing Term Loan, 12/27/21	$394,637
		Total Technology Hardware & Equipment	$738,473
		Semiconductors & Semiconductor Equipment - 0.2%
		Semiconductor Equipment - 0.1%
637,049	3.09	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21	$641,030
		Semiconductors - 0.1%
200,000	3.78	On Semiconductor Corp., Term Loan (First Lien), 3/31/23	$201,333
		Total Semiconductors & Semiconductor Equipment	$842,363
		Telecommunication Services - 0.1%
		Integrated Telecommunication Services - 0.1%
369,375	4.44	GCI Holdings, Inc., New Term B Loan, 2/2/22	$370,068
225,000	0.00	Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22	226,383
235,662	3.50	Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23	236,988
			$833,439
		Total Telecommunication Services	$833,439
		Utilities - 0.4%
		Electric Utilities - 0.4%
934,195	5.84	APLP Holdings LP, Term Loan, 4/12/23	$939,450
656,399	3.34	Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22	652,297
699,189	5.00	TPF II Power, LLC, Term Loan, 10/2/21	701,815
			$2,293,562
		Total Utilities	$2,293,562
		Real Estate - 0.2%
		Hotel & Resort REIT - 0.2%
313,425	3.50	MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23	$314,910
193,970	3.50	Starwood Property Trust, Inc., Term Loan, 4/17/20	194,394
			$509,304
		Total Real Estate	$509,304
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $35,401,972)	$35,613,038

		TEMPORARY CASH INVESTMENTS - 1.4%
		Certificates of Deposit - 1.4%
580,000	1.08	Bank of Montreal, Floating Rate Note, 2/2/17	$580,549
1,250,000	1.35	Bank of Montreal, Floating Rate Note, 3/16/18	1,249,592
500,000	1.19	Bank of Nova Scotia Houston, Floating Rate Note, 5/2/17	500,085
69,000		BMO Harris Bank NA, 1.0%, 4/24/17	69,079
320,000		Credit Agricole Corp., 1.30%, 7/12/17	320,309
308,000	2.14	Credit Suisse New York, Floating Rate Note, 3/8/18	309,031
755,000		Mizuho Bank Ltd., 0.95%, 12/19/16	755,209
600,000	1.52	Mizuho Bank, Ltd. New York, Floating Rate Note, 10/12/17	601,471
600,000	0.96	Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 1/9/17	600,328
345,000	1.56	Sumitomo Mitsui Trust Floating Rate Note, 9/20/17	345,942
580,000	1.26	Sumitomo Mitsui, Floating Rate Note, 11/1/16	580,558
540,000	1.36	Svenska Handelsbanken New York NY, Floating Rate Note, 5/26/17	540,084
500,000		UBS AG Stamford Branch, 0.98%, 1/31/17	500,319
575,000	1.16	UBS AG Stamford Branch, Floating Rate Note, 2/2/17	575,619
750,000	0.93	UBS AG, Floating Rate Note, 5/25/17	751,396
			$8,279,571
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $8,275,287)	$8,279,571

		TOTAL INVESTMENT IN SECURITIES - 100.8%
		(Cost $585,881,929) (a)	$585,095,044

		OTHER ASSETS & LIABILITIES - (0.8)%	$(4,524,492)

		TOTAL NET ASSETS - 100.0%	$580,570,552

+		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe or event-linked bond. At November 30, 2016, the value of these securities amounted to $22,451,550 or 3.9% of total net assets.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2016, the value of these securities amounted to $196,296,182 or 33.1% of total net assets.

ARM		Adjustable Rate Mortgage.

REMICS		Real Estate Mortgage Investment Conduits.

REIT		Real Estate Investment Trust.

Strips		Separate trading of Registered interest and principal of securities.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At November 30, 2016, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $585,881,829 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$2,859,133

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(3,646,018)

		Net unrealized depreciation	$(786,885)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Consists of Revenue Bonds unless otherwise indicated.

(e)		Structured reinsurance investment. At November 30, 2016, the value of these securities amounted to $12,906,393 or 2.2% of total net assets.

(f)		Rate to be determined.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 77,223,784	$ -	$ 77,223,784
Collateralized Mortgage Obligations	-	178,414,166	-	178,414,166
Corporate Bonds
Insurance	-		-	-
Reinsurance	-	25,067,670	10,290,273	35,357,943
All Other Corporate Bonds	-	180,121,659	-	180,121,659
U.S. Government Agency Obligations	-	58,789,883	-	58,789,883
Municipal Bonds	-	11,295,000	-	11,295,000
Senior Floating Rate Loan Interests	-	35,613,038	-	35,613,038
Certificates of Deposit	-	8,279,571	-	8,279,571
Total	$ -	$ 574,804,771	$ 10,290,273	$ 585,095,044
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds

	Balance as of 8/31/16	$ 9,834,965
	Realized gain (loss)[1]	(5,313)
	Change in unrealized appreciation (depreciation)[2]	462,719
	Purchases	-
	Sales	(2,098)
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 11/30/16	$ 10,290,273

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
	still held as of 11/30/16	$ 473,221

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date January 27, 2017

* Print the name and title of each signing officer under his or her signature.